Income tax (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expense [Abstract]
Current income tax expense
Deferred income tax benefit	257,344	592,701	611,362
Total	$ 257,344	$ 592,701	$ 611,362